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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-04963
                                    ----------------------------------

                                The Berwyn Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


      1189 Lancaster Avenue       Berwyn, Pennsylvania           19312
--------------------------------------------------------------------------------
               (Address of principal executive offices)       (Zip code)

                                  Kevin M. Ryan

The Killen Group, Inc.   1189 Lancaster Avenue   Berwyn, Pennsylvania 19312
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (610) 296-7222
                                                     ---------------------------

Date of fiscal year end:       December 31, 2006
                           --------------------------

Date of reporting period:      September 30, 2006
                           --------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.


BERWYN FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
================================================================================
    SHARES   COMMON STOCKS -- 97.1%                                    VALUE
================================================================================
             AEROSPACE/DEFENSE -- 5.3%
    234,066  Ducommun, Inc.+                                      $   4,367,672
    116,970  Esterline Technologies Corp.+                            3,948,907
                                                                 ---------------
                                                                      8,316,579
                                                                 ---------------
             AIRLINES -- 3.1%
    196,200  SkyWest,                                                 4,804,938
                                                                 ---------------

             BANKING -- 0.6%
     61,943  CFS Bankcorp, I                                            913,659
                                                                 ---------------

             COMMERCIAL PRINTING -- 6.2%
    106,717  Courier Corp.                                            3,957,066
    267,000  Ennis, Inc.                                              5,780,550
                                                                 ---------------
                                                                      9,737,616
                                                                 ---------------
             COMMUNICATION EQUIPMENT -- 2.7%
    477,902  Tollgrade Communications, Inc.+                          4,277,223
                                                                 ---------------

             COMPUTER - INTEGRATED SYSTEMS -- 8.7%
    289,300  Agilysys, Inc.                                           4,050,200
    280,150  Cohu, Inc.                                               4,986,670
    345,500  Neoware Systems, Inc.+                                   4,695,345
                                                                 ---------------
                                                                     13,732,215
                                                                 ---------------
             COMPUTER SERVICES -- 5.3%
    767,700  CIBER, Inc.+                                             5,089,851
    263,200  United Online, Inc.                                      3,203,144
                                                                 ---------------
                                                                      8,292,995
                                                                 ---------------
             CONSUMER PRODUCTS -- 6.3%
    170,100  Kenneth Cole Productions, Inc.                           4,145,337
    291,500  Nautilus, Inc.                                           4,008,125
     98,000  Oakley, Inc.                                             1,670,900
                                                                 ---------------
                                                                      9,824,362
                                                                 ---------------
             ENERGY SERVICES -- 6.3%
    186,994  Gulf Island Fabrication, Inc.                            4,878,673
    499,950  Input/Output, Inc.+                                      4,964,504
                                                                 ---------------
                                                                      9,843,177
                                                                 ---------------
             FINANCE - BROKERAGE -- 3.0%
    447,400  LaBranche & Co., Inc.+                                   4,639,538
                                                                 ---------------

             FOOD PRODUCTS -- 5.5%
     78,000  Chiquita Brands International, Inc.+                     1,043,640
    361,325  Gold Kist, Inc.+                                         7,522,787
                                                                 ---------------
                                                                      8,566,427
                                                                 ---------------
             FURNITURE MANUFACTURING -- 2.7%
    308,123  La-Z-Boy, Inc.                                           4,301,397
                                                                 ---------------


See Accompanying Notes to Schedule of Investments.

BERWYN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS -- 97.1%                                    VALUE
================================================================================
             HEALTH CARE -- 5.4%
    139,000  LifePoint Hospitals, Inc.+                           $   4,908,090
    271,600  RehabCare Group, Inc.+                                   3,557,960
                                                                 ---------------
                                                                      8,466,050
                                                                 ---------------
             INSURANCE -- 6.1%
    384,400  American Equity Investment Life Holding Co.              4,716,588
    124,173  FPIC Insurance Group, Inc.+                              4,917,251
                                                                 ---------------
                                                                      9,633,839
                                                                 ---------------
             MACHINERY MANUFACTURING -- 0.4%
     48,750  Hardinge, Inc.                                             643,500
                                                                 ---------------

             MANUFACTURED HOUSING -- 0.2%
     26,500  Patrick Industries, Inc.+                                  329,660
                                                                 ---------------

             MEDICAL PRODUCTS & SERVICES -- 5.3%
  1,195,212  Microtek Medical Holdings, Inc.+                         4,159,338
     74,851  Vital Signs, Inc.                                        4,224,590
                                                                 ---------------
                                                                      8,383,928
                                                                 ---------------
             OIL & GAS EXPLORATION & PRODUCTION -- 4.3%
    236,400  Callon Petroleum Co.+                                    3,205,584
    120,300  Southwestern Energy Co.+                                 3,593,361
                                                                 ---------------
                                                                      6,798,945
                                                                 ---------------
             PRECISION INSTRUMENTS -- 2.0%
     97,984  MTS Systems Corp.                                        3,165,863
                                                                 ---------------

             REAL ESTATE INVESTMENT TRUSTS -- 2.6%
    259,600  Equity Inns, Inc.                                        4,132,832
                                                                 ---------------

             RECREATIONAL VEHICLES -- 2.6%
    360,925  Monaco Coach Corp.                                       4,020,704
                                                                 ---------------

             RESTAURANTS -- 2.5%
     85,100  IHOP Corp.                                               3,944,385
                                                                 ---------------

             SPECIALTY CHEMICALS -- 5.9%
    307,200  Hercules, Inc.+                                          4,844,544
    225,000  Sensient Technologies Corp.                              4,403,250
                                                                 ---------------
                                                                      9,247,794
                                                                 ---------------
             TRANSPORTATION -- 4.1%
    155,575  Wabash National Corp.                                    2,129,822
    114,800  YRC Worldwide, Inc.+                                     4,254,488
                                                                 ---------------
                                                                      6,384,310
                                                                 ---------------

             TOTAL COMMON STOCKS (Cost $146,893,644)              $ 152,401,936
                                                                 ---------------


See Accompanying Notes to Schedule of Investments.

BERWYN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   SHORT-TERM INVESTMENTS - 3.4%                             VALUE
================================================================================
  2,657,511  First American Government Obligations Fund - Class Y $   2,657,511
  2,657,512  First American Prime Obligations Fund - Class Y          2,657,512
                                                                 ---------------
             TOTAL SHORT-TERM INVESTMENTS (Cost $5,315,023)$      $   5,315,023
                                                                 ---------------

             TOTAL INVESTMENTS -- 100.5% (Cost $152,208,667)      $ 157,716,959

             LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.5%)           (743,554)
                                                                ----------------

             NET ASSETS -- 100.0%                                 $ 156,973,405
                                                                ================

+ Non-income producing security.














See Accompanying Notes to Schedule of Investments.

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
================================================================================
    SHARES   COMMON STOCKS -- 26.8%                                    VALUE
================================================================================
             BANKING -- 0.7%
    120,300  First Commonwealth Financial Corp.                   $   1,567,509
                                                                 ---------------

             COMMERCIAL PRINTING -- 1.3%
    141,000  Ennis, Inc.                                              3,052,650
                                                                 ---------------

             CONSUMER PRODUCTS -- 1.2%
     60,000  Coca-Cola Co.                                            2,680,800
                                                                 ---------------

             CONTAINERS & PACKAGING -- 1.1%
     70,229  Sonoco Products Co.                                      2,362,504
                                                                ---------------

             ELECTRONIC EQUIPMENT -- 1.1%
    252,590  Methode Electronics, Inc.                                2,399,605
                                                                ---------------

             ELECTRICAL EQUIPMENT -- 1.0%
    153,000  Gentex Corp.                                             2,171,070
                                                                ---------------

             FINANCIAL SERVICES -- 1.9%
     47,500  JPMorgan Chase & Co.                                     2,230,600
    177,707  Medallion Financial Corp.                                1,960,108
                                                                 ---------------
                                                                      4,190,708
                                                                 ---------------
             FOOD PRODUCTS -- 1.4%
     42,500  Campbell Soup Co.                                        1,551,250
     39,500  H.J. Heinz Co.                                           1,656,235
                                                                 ---------------
                                                                      3,207,485
                                                                 ---------------
             FOOD RETAILING -- 0.6%
     50,000  Ingles Markets, Inc. - Class A                           1,319,000
                                                                 ---------------

             INDUSTRIAL CLEANING EQUIPMENT -- 0.9%
     81,800  Tennant Co.                                              1,991,012
                                                                 ---------------

             INTEGRATED OIL & GAS -- 1.1%
     39,500  Chevron Corp.                                            2,561,970
                                                                 ---------------

             PHARMACEUTICALS -- 3.3%
     46,500  Abott Laboratories                                       2,258,040
     46,000  GlaxoSmithKline PLC - ADR                                2,448,580
     98,500  Pfizer, Inc.                                             2,793,460
                                                                 ---------------
                                                                      7,500,080
                                                                 ---------------
             REAL ESTATE INVESTMENT TRUSTS -- 0.8%
     40,950  Hospitality Properties Trust                             1,932,840
                                                                 ---------------

             SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 1.2%
    128,000  Intel Corp.                                              2,632,960
                                                                 ---------------



See Accompanying Notes to Schedule of Investments.

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS -- 26.8%                                    VALUE
================================================================================
             SOFTWARE -- 1.1%
     92,000  Microsoft Corp.                                      $   2,513,440
                                                                 ---------------

             SPECIALTY CHEMICALS -- 2.8%
     43,000  Dow Chemical Co. (The)                                   1,676,140
    155,337  Hawkins, Inc.                                            2,191,805
     51,100  Lubrizol Corp. (The)                                     2,336,803
                                                                 ---------------
                                                                      6,204,748
                                                                 ---------------
             TELECOMMUNICATIONS EQUIPMENT -- 0.4%
    104,569  SpectraLink Corp.+                                         858,512
                                                                 ---------------

             UTILITIES -- 4.6%
     60,400  Atmos Energy Corp.                                       1,724,420
     78,000  Cleco Corp.                                              1,968,720
     73,600  Great Plains Energy, Inc.                                2,283,072
     69,335  MGE Energy, Inc.                                         2,245,067
     77,300  Vectren Corp.                                            2,075,505
                                                                 ---------------
                                                                     10,296,784
                                                                 ---------------
             WASTE MANAGEMENT -- 0.3%
     32,000  American Ecology Corp.                                     630,400
                                                                 ---------------

             TOTAL COMMON STOCKS (Cost $53,768,299)               $  60,074,077
                                                                 ---------------

================================================================================
    SHARES   PREFERRED STOCKS -- 0.9%                                  VALUE
================================================================================
             REAL ESTATE INVESTMENT TRUSTS -- 0.9%
     17,100  Brandywine Realty Trust PFD C                        $     430,065
     50,600  Equity Inns, Inc. PFD B                                  1,320,660
     11,650  Highwoods Properties, Inc. PFD B                           291,833
                                                                 ---------------
             TOTAL PREFERRED STOCKS (Cost $2,020,838)             $   2,042,558
                                                                 ---------------

================================================================================
  PAR VALUE  CORPORATE BONDS -- 57.5%                                  VALUE
================================================================================
             BEVERAGES/ALCOHOL -- 0.3%
 $  700,000  Constellation Brands, Inc. 8.00% 02/15/08            $     715,750
                                                                 ---------------
             CHEMICALS -- 0.4%
  1,000,000  Union Carbide Corp. 6.70% 04/01/09                       1,011,167
                                                                 ---------------
             COMMUNICATIONS EQUIPMENT -- 0.1%
     59,000  Anixter, Inc. 5.95% 03/01/15                                54,723
                                                                 ---------------
             CONSUMER PRODUCTS -- 2.8%
  2,353,000  Cenveo, Inc. 7.875% 12/01/13                             2,229,467
  4,278,000  Chattem, Inc. 7.00% 03/01/14                             4,133,618
                                                                 ---------------
                                                                      6,363,085
                                                                 ---------------

See Accompanying Notes to Schedule of Investments.

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
================================================================================
  PAR VALUE  CORPORATE BONDS -- 57.5% (CONTINUED)                      VALUE
================================================================================
             CONSUMER STAPLES -- 1.4%
 $1,425,000  Service Corp. International 6.50% 03/15/08           $   1,425,000
  1,650,000  Service Corp. International 7.70% 04/15/09               1,717,043
                                                                 ---------------
                                                                      3,142,043
                                                                 ---------------
             CONTAINERS & PACKAGING -- 2.1%
  4,693,000  Silgan Holdings, Inc. 6.75% 11/15/13                     4,634,337
                                                                 ---------------

             ELECTRONIC EQUIPMENT -- 1.0%
  2,158,000  Itron, Inc. 7.75% 05/15/23                               2,222,740
                                                                 ---------------

             ENERGY SERVICES -- 3.6%
  4,050,000  Constellation Energy Group 4.55% 06/15/15                3,732,978
  4,608,000  Offshore Logistics, Inc. 6.125% 06/15/13                 4,320,000
                                                                 ---------------
                                                                      8,052,978
                                                                 ---------------
             FINANCE -- 1.9%
  1,195,000  CIT Group, Inc. 4.75% 12/15/10                           1,168,386
  2,000,000  CIT Group, Inc. 5.00% 02/13/14                           1,933,406
  1,250,000  CIT Group, Inc. 5.125% 09/30/14                          1,218,395
                                                                 ---------------
                                                                      4,320,187
                                                                 ---------------
             FOOD PRODUCTS -- 0.5%
    980,000  H.J. Heinz Co. 6.00% 03/15/12                              997,192
                                                                 ---------------

             FOOD RETAILING -- 2.0%
  4,430,000  Pantry, Inc. 7.75% 02/15/14                              4,441,075
                                                                 ---------------

             HEALTH CARE SERVICES -- 3.8%
  4,300,000  Humana, Inc. 6.30% 08/01/18                              4,345,967
  4,213,000  Triad Hospitals, Inc. 7.00% 11/15/13                     4,091,876
                                                                 ---------------
                                                                      8,437,843
                                                                 ---------------
             INFORMATION SERVICES -- 1.0%
  2,070,000  Equifax, Inc. 6.90% 07/01/28                             2,287,627
                                                                 ---------------

             INSURANCE -- 1.7%
  2,010,000  CNA Financial Corp. 6.75% 11/15/06                       2,012,561
  1,746,000  CNA Financial Corp. 6.60% 12/15/08                       1,785,496
                                                                 ---------------
                                                                      3,798,057
                                                                 ---------------
             INTEGRATED OIL & GAS -- 0.5%
  1,175,000  ConocoPhillips 7.125% 03/15/28                           1,218,728
                                                                 ---------------
             MANUFACTURED HOUSING -- 2.2%
  5,043,000  Champion Enterprises, Inc. 7.625% 05/15/09               4,916,925
                                                                 ---------------

             MEDICAL PRODUCTS & SERVICES -- 1.6%
  3,772,000  Omnicare, Inc. 6.125% 06/01/13                           3,564,540
                                                                 ---------------


See Accompanying Notes to Schedule of Investments.

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
  PAR VALUE  CORPORATE BONDS -- 57.5% (CONTINUED)                      VALUE
================================================================================
             METAL PRODUCTS -- 0.5%
 $1,089,000  Valmont Industries, Inc. 6.875% 05/01/14             $   1,069,943
                                                                 ---------------

             PHARMACEUTICALS -- 4.0%
  4,725,000  Caremark Rx, Inc. 7.375% 10/01/06                        4,725,000
  4,395,000  Valeant Pharmaceuticals International 7.00% 12/15/11     4,142,288
                                                                 ---------------
                                                                      8,867,288
                                                                 ---------------
             REAL ESTATE INVESTMENT TRUSTS -- 1.6%
    604,000  Health Care REIT, Inc. 7.50% 08/15/07                      608,871
  1,000,000  Health Care REIT, Inc. 8.00% 09/12/12                    1,102,918
  2,000,000  Health Care REIT, Inc. 6.00% 11/15/13                    1,992,696
                                                                 ---------------
                                                                      3,704,485
                                                                 ---------------
             RESTAURANTS -- 1.9%
  3,500,000  Wendy's International, Inc. 6.20% 06/15/14               3,390,964
  1,000,000  Wendy's International, Inc. 7.00% 12/15/25                 933,748
                                                                  -------------
                                                                      4,324,712
                                                                 ---------------
             RETAIL INDUSTRY -- 2.1%
  4,877,000  F.W. Woolworth Co. 8.50% 01/15/22                        4,608,765
                                                                  -------------

             SEMICONDUCTOR EQUIPMENT -- 0.9%
  2,110,000  Photronics, Inc. 4.75% 12/15/06 CV                       2,094,175
                                                                 ---------------

             SPECIALTY CHEMICALS -- 0.9%
    112,000  Hercules, Inc. 6.60% 08/01/27                              110,740
  1,790,000  Lubrizol Corp. 5.875% 12/01/08                           1,805,535
                                                                 ---------------
                                                                      1,916,275
                                                                 ---------------
             TELECOMMUNICATION SERVICES -- 8.6%
  2,000,000  Ameritech Corp. 6.875% 10/15/27                          2,050,508
    462,000  AT&T Corp. 7.75% 03/01/07                                  466,044
  1,893,000  AT&T Corp. 7.30% 11/15/11                                2,051,791
  3,338,000  Cincinnati Bell, Inc. 8.375% 01/15/14                    3,371,380
  2,756,000  Comcast Corp. 5.30% 01/15/14                             2,683,925
  1,157,000  GTE Northwest, Inc. 6.30% 06/01/10                       1,175,750
  2,865,000  Nextel Communications, Inc. 7.375% 08/01/15              2,955,932
  1,200,000  Sprint Capital Corp. 6.875% 11/15/28                     1,216,153
  1,664,000  TCI Communications, Inc. 7.80% 02/15/26                  1,874,155
  1,500,000  Verizon Communications, Inc. 4.75% 10/01/13              1,379,455
                                                                 ---------------
                                                                     19,225,093
                                                                 ---------------
             TOYS -- 1.6%
  1,565,000  Hasbro, Inc. 6.15% 07/15/08                              1,581,791
  2,000,000  Hasbro, Inc. 6.60% 07/15/28                              1,990,588
                                                                 ---------------
                                                                      3,572,379
                                                                 ---------------
             TRANSPORTATION -- 4.0%
  4,300,000  Southwest Airlines Co. 5.25% 10/01/14                    4,195,807
  4,655,000  Yellow Roadway Corp. 8.25% 12/01/08                      4,854,974
                                                                 ---------------
                                                                      9,050,781
                                                                 ---------------


See Accompanying Notes to Schedule of Investments.

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
  PAR VALUE  CORPORATE BONDS -- 57.5% (CONTINUED)                      VALUE
================================================================================
             UTILITIES -- 4.5%
 $4,400,000  Black Hills Corp. 6.50% 05/15/13                     $   4,437,149
    703,000  PSEG Power, Inc. 7.75% 04/15/11                            762,756
  2,955,000  PSEG Power, Inc. 5.50% 12/01/15                          2,891,828
  1,884,000  PSI Energy, Inc. 6.52% 03/15/09                          1,930,957
                                                                 ---------------
                                                                     10,022,690
                                                                 ---------------

             TOTAL CORPORATE BONDS (Cost $131,728,042)            $ 128,635,583
                                                                 ---------------

================================================================================
  PAR VALUE  U.S. TREASURY AND AGENCY BONDS -- 11.5%                   VALUE
================================================================================
             U.S. TREASURY NOTES -- 5.2%
 $3,000,000  3.375% 02/15/08                                      $   2,943,399
  3,000,000  3.375% 10/15/09                                          2,895,468
  3,000,000  4.00% 11/15/12                                           2,905,782
  3,000,000  4.00% 02/15/15                                           2,871,681
                                                                 ---------------
                                                                     11,616,330
                                                                 ---------------
             U.S. TREASURY BONDS -- 3.2%
  3,000,000  7.50% 11/15/16                                           3,675,000
  1,000,000  9.00% 11/15/18                                           1,388,281
  2,000,000  5.25% 11/15/28                                           2,114,376
                                                                 ---------------
                                                                      7,177,657
                                                                 ---------------
             FEDERAL HOME LOAN BANK -- 0.9%
  2,000,000  5.875% 02/14/08                                          2,001,408
                                                                 ---------------

             FEDERAL HOME LOAN MORTGAGE CORPORATION -- 2.2%
  5,000,000  2.75% 10/15/06                                           4,995,285
                                                                 ---------------

             TOTAL U.S. TREASURY AND AGENCY BONDS
              (Cost $26,013,023)                                   $ 25,790,680
                                                                 ---------------

================================================================================
    SHARES   SHORT-TERM INVESTMENTS -- 2.2%                            VALUE
================================================================================
  2,499,470  First American Government Obligations Fund - Class Y $   2,499,470
  2,499,469  First American Prime Obligations Fund - Class Y          2,499,469
                                                                 ---------------
             TOTAL SHORT-TERM INVESTMENTS (Cost $4,998,939)         $ 4,998,939
                                                                 ---------------

             TOTAL INVESTMENTS -- 98.9% (Cost $218,529,141)       $ 221,541,837

             OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.1%            2,340,723
                                                                 ---------------
             NET ASSETS -- 100.0%                                 $ 223,882,560
                                                                 ---------------

PFD        Preferred Stock.
ADR        American Depository Receipt sponsored by a U.S. depositary bank.
CV         Convertible Security.


See Accompanying Notes to Schedule of Investments.

BERWYN CORNERSTONE FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
================================================================================
    SHARES   COMMON STOCKS -- 86.1%                                    VALUE
================================================================================
             AEROSPACE/DEFENSE -- 2.4%
      2,305  General Dynamics Corp.                               $     165,199
                                                                 ---------------

             AUTO & AUTO PARTS -- 3.1%
      8,780  TRW Automotive Holdings Corp.+                             211,335
                                                                 ---------------

             COMPUTER & PERIPHERALS -- 6.6%
      2,900  CDW Corp.                                                  178,872
      7,425  Hewlett-Packard Co.                                        272,423
                                                                 ---------------
                                                                        451,295
                                                                 ---------------
             CONSUMER PRODUCTS -- 1.0%
      3,395  Mattel, Inc.                                                66,882
                                                                 ---------------

             ELECTRIC COMPONENTS - SEMICONDUCTORS -- 3.9%
     14,110  QLogic Corp.+                                              266,538
                                                                 ---------------

             ENERGY -- 3.8%
      5,695  Noble Energy, Inc.                                         259,635
                                                                 ---------------

             FINANCIAL SERVICES -- 5.8%
      3,930  JPMorgan Chase & Co.                                       184,553
      4,430  Webster Financial Corp.                                    208,697
                                                                 ---------------
                                                                        393,250
                                                                 ---------------
             FOOD PRODUCTS -- 5.1%
      4,530  Cambell Soup Co.                                           165,345
      4,385  H.J. Heinz Co.                                             183,863
                                                                 ---------------
                                                                        349,208
                                                                 ---------------
             FURNITURE MANUFACTURING -- 2.8%
      5,580  Ethan Allen Interiors, Inc.                                193,403
                                                                 ---------------

             HEALTH CARE PROVIDERS & SERVICES -- 2.5%
      8,178  Health Management Associates, Inc.                         170,920
                                                                 ---------------

             INSURANCE -- 3.4%
     11,895  UnumProvident Corp.                                        230,644
                                                                 ---------------

             INTEGRATED OIL & GAS -- 3.9%
      4,105  Chevron Corp.                                              266,250
                                                                 ---------------

             MEDICAL PRODUCTS & SERVICES -- 5.5%
      4,495  Baxter International, Inc.                                 204,343
      2,625  Johnson & Johnson                                          170,468
                                                                 ---------------
                                                                        374,811
                                                                 ---------------
             MOTORCYCLES -- 2.8%
      2,980  Harley-Davidson, Inc.                                      186,995
                                                                 ---------------



See Accompanying Notes to Schedule of Investments.

BERWYN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS -- 86.1% (CONTINUED)                        VALUE
================================================================================
                PHARMACEUTICALS -- 6.4%
      3,905  Abbott Laboratories                                  $     189,627
      8,650  Pfizer, Inc.                                               245,314
                                                                 ---------------
                                                                        434,941
                                                                 ---------------
             RETAIL INDUSTRY -- 10.4%
      3,050  Best Buy Co., Inc.                                         163,358
      6,170  BJ's Wholesale Club, Inc.+                                 180,041
      4,875  Home Depot, Inc. (The)                                     176,816
     37,445  Rite Aid Corp.+                                            170,000
        630  Talbots, Inc. (The)                                         17,167
                                                                 ---------------
                                                                        707,382
                                                                 ---------------
             SPECIALTY CHEMICALS -- 4.1%
      6,150  Lubrizol Corp. (The)                                       281,239
                                                                 ---------------

             TRANSPORTATION -- 1.5%
      3,045  CSX Corp.                                                   99,967
                                                                 ---------------

             TRAVEL -- 2.6%
      7,535  Sabre Holdings Corp. - Class A                             176,244
                                                                 ---------------

             UTILITIES -- 5.0%
      2,440  Dominion Resources, Inc.                                   186,636
      3,450  Progress Energy, Inc.                                      156,561
                                                                 ---------------
                                                                        343,197
                                                                 ---------------
             WASTE MANAGEMENT -- 3.5%
      6,430  Waste Mangement, Inc.                                      235,852
                                                                 ---------------

             TOTAL COMMON STOCKS (Cost $5,074,125)                $   5,865,187
                                                                 ---------------

================================================================================
    SHARES   EXCHANGE TRADED FUNDS -- 5.6%                             VALUE
================================================================================
      2,705  iShares S&P MidCap 400 Value Index Fund              $     199,927
      2,380  iShares S&P MidCap 400 Index Fund                          179,285
                                                                 ---------------
             TOTAL EXCHANGE TRADED FUNDS (Cost $337,682)          $     379,212
                                                                 ---------------

================================================================================
    SHARES   SHORT-TERM INVESTMENTS -- 9.0%                            VALUE
================================================================================

    307,285  First American Government Obligations Fund - Class Y $     307,285
    307,284  First American Prime Obligations Fund - Class Y            307,284
                                                                 ---------------
             TOTAL SHORT-TERM INVESTMENTS (Cost $614,569)         $     614,569
                                                                ----------------

             TOTAL INVESTMENTS -- 100.7% (Cost $6,026,376)        $   6,858,968

             LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.7%)            (44,304)
                                                                 ---------------

             NET ASSETS -- 100.0%                                 $   6,814,664
                                                                 ===============

+ Non-income producing security.






See Accompanying Notes to Schedule of Investments.

THE BERWYN FUNDS
NOTES TO SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)


1. SECURITIES VALUATION

Securities of The Berwyn Funds (the "Funds") that are listed on a national securities exchange are valued at the last quoted sales price. Securities not traded on the valuation date, NASDAQ traded securities, all bonds and other securities not listed on a national securities exchange are valued at the last quoted bid price. Short-term investments are valued at amortized cost which approximates market value. The value of other assets and securities for which no quotations are readily available, or quotations for which the Funds' investment advisor believes do not reflect market value, are valued at fair value as determined in good faith by the advisor under the supervision of the Board of Trustees.


2. INVESTMENT TRANSACTIONS

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.


3. FEDERAL INCOME TAX

At September 30, 2006, the composition of tax basis unrealized appreciation (depreciation) of investment securities for the Funds was as follows:

                                                                      Berwyn
                                     Berwyn       Berwyn Income     Cornerstone
                                      Fund            Fund              Fund
                                ---------------  ---------------   -------------

Cost of portfolio investments    $ 152,346,892    $ 218,546,929     $ 6,028,348
                                ===============  ===============   =============


Gross unrealized appreciation    $  18,108,471    $   8,239,218     $   885,243
Gross unrealized depreciation     ( 12,738,404)     ( 5,244,310)       ( 54,623)
                                ---------------  ---------------   -------------

Net unrealized appreciation      $   5,370,067    $   2,994,908     $   830,620
                                ===============  ===============   =============


The difference between the federal income tax cost of portfolio investments and the financial statement cost for the Funds is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States. These "book/tax" differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)   The Berwyn Funds
             -------------------------------------------------------------------


By (Signature and Title)*  /s/ Robert E. Killen
                           -----------------------------------------------------
                           Robert E. Killen, President

Date          November 28, 2006
      -----------------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*  /s/ Robert E. Killen
                           -----------------------------------------------------
                           Robert E. Killen, President

Date          November 28, 2006
      -----------------------------------



By (Signature and Title)*  /s/ Mark J. Seger
                           -----------------------------------------------------
                            Mark J. Seger, Treasurer

Date          November 28, 2006
      -----------------------------------



* Print the name and title of each signing officer under his or her signature.